DEBT - Maturities (Details) $ in Millions	1 Months Ended
Dec. 31, 2017 USD ($) facility
Scheduled minimum debt repayments
2018	$ 0
2019	626
2020	0
2021	0
2022	992
Debt repayments, thereafter	2,474
Scheduled minimum capital lease repayments
2018	4
2019	3
2020	1
2021	1
2022	1
Capital lease repayments, thereafter	$ 1
Construction-in-progress | Tanami Power project | Other
Other information
Number of on-site power stations | facility	2
Financing obligation	$ 14